Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Aug. 04, 2014
Class I
Account Value [Line Items]
Account Value	$ 15,705	$ 14,433	$ 13,404	$ 13,928	$ 13,864	$ 12,029	$ 12,950	$ 12,471	$ 11,567	$ 10,642	$ 10,479	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,974	$ 11,417	$ 11,226	$ 11,790	$ 12,301	$ 12,214	$ 11,213	$ 10,732	$ 10,604	$ 10,558	$ 10,355	$ 10,000